Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 444
Ending balance	437	€ 444
Adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	444
Ending balance		444
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	581	587
Increases	23	29
Acquired in business combinations		3
Decreases	(2)	(3)
Exchange differences	30	(35)
Ending balance	632	581
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(137)	(98)
Depreciation charge	(53)	(49)
Decreases	2	3
Exchange differences	(7)	7
Ending balance	€ (195)	€ (137)